OTHER NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [abstract]
Schedule of composition of Other non-financial assets

The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

(a) Advance payments

Aircraft leases	31,322	37,560	4,718	14,065	36,040	51,625
Aircraft insurance and other	17,681	14,717	-	-	17,681	14,717
Others	10,012	4,521	1,186	1,573	11,198	6,094
Subtotal advance payments	59,015	56,798	5,904	15,638	64,919	72,436

(b) Other assets

Aircraft maintenance reserve (*)	21,505	51,576	51,836	90,175	73,341	141,751
Sales tax	137,866	102,351	37,959	40,232	175,825	142,583
Other taxes	2,475	500	-	-	2,475	500
Contributions to Société Internationale de Télécommunications Aéronautiques ("SITA")	327	406	670	591	997	997
Judicial deposits	-	-	124,438	90,604	124,438	90,604
Others	-	611	-	104	-	715
Subtotal other assets	162,173	155,444	214,903	221,706	377,076	377,150
Total Other Non - Financial Assets	221,188	212,242	220,807	237,344	441,995	449,586

(*) Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.